     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 10, 2010.
                                                             FILE NOS. 333-58234
                                                                       811-03859
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 33                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 35                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                175 WATER STREET
                               NEW YORK, NY 10038
              (Address of Guarantor's Principal Offices) (Zip Code)

        Guarantor's Telephone Number, including Area Code: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485





[ ] on (date) pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

Registrant does not intend for this Post-Effective Amendment No. 33 and Amendment No. 35 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

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                            VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

With the exception of the paragraph that incorporates the American International Group, Inc. Annual Report on Form 10-K, the Prospectus is incorporated by reference to Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 30, 2010, Accession No. 0000950123-10-
041917.

A supplement dated November 9, 2010 to the Prospectus is included in Part A of this Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
           POLARIS ADVANTAGE VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
         POLARIS PLATINUM III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
      POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
             POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2010
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2010
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2010

                          VARIABLE ANNUITY ACCOUNT FOUR
                          SUPPLEMENT TO THE PROSPECTUS
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2010

                         VARIABLE ANNUITY ACCOUNT SEVEN
                         SUPPLEMENT TO THE PROSPECTUSES
               POLARIS PLUS VARIABLE ANNUITY DATED AUGUST 27, 2010
    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED AUGUST 27, 2010
            POLARIS II A-CLASS VARIABLE ANNUITY DATED AUGUST 27, 2010
         POLARIS II ASSET MANAGER VARIABLE ANNUITY DATED AUGUST 27, 2010

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
           POLARIS ADVANTAGE VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
         POLARIS PLATINUM III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
      POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2010

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING "AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT" IN THE FINANCIAL STATEMENTS SECTION OF THE PROSPECTUS:

     The consolidated financial statements and financial statement schedules incorporated into this prospectus by reference to American International Group's Current Report on Form 8-K dated November 5, 2010 and management's assessment of the effectiveness of internal control over financial reporting incorporated into this prospectus by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2009, have been so incorporated in reliance upon the report (which contains an explanatory paragraph relating to American International Group's dependence upon the continued financial support of the U.S. government) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

EFFECTIVE ON OR ABOUT NOVEMBER 15, 2010, THE FOLLOWING CHANGE WILL BE MADE TO THE GROWTH-INCOME VARIABLE PORTFOLIO OFFERED IN THE PROSPECTUS:

The investment manager of the Growth-Income Variable Portfolio will change from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc.

Dated: November 9, 2010

                Please keep this Supplement with your Prospectus.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 30, 2010, Accession No. 0000950123-10-
041917.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of Variable Separate Account are incorporated by reference to Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 30, 2010, Accession No. 0000950123-
10-041917:
     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of December 31, 2009
     -   Schedule of Portfolio Investments as of December 31, 2009

     -   Statement of Operations for the year ended December 31, 2009

     - Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, except as indicated
     -   Notes to Financial Statements

The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 30, 2010, Accession No. 0000950123-10-041917:
     -   Report of Independent Registered Public Accounting Firm
     -   Consolidated Balance Sheet as of December 31, 2009 and 2008
     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007
     - Consolidated Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007
     -   Notes to Consolidated Financial Statements

The following statutory financial statements of American Home Assurance Company are incorporated by reference in Part B of this Registration Statement to Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 30, 2010, Accession No. 0000950123-10-041917:
     -   Report of Independent Auditors
     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2009 and 2008
     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2009, 2008 and 2007
     - Statements of Cash Flow for the years ended December 31, 2009, 2008 and 2007
     -   Notes to Statutory Basis Financial Statements

(b) Exhibits

(1)   Resolution Establishing Separate Account....................................  1
(2)   Form of Custody Agreements..................................................  Not Applicable
(3)   (a)  Form of Distribution Contract..........................................  1
      (b)  Form of Selling Agreement..............................................  1
(4)   Variable Annuity Contract
      (a)  Group Annuity Certificate..............................................  2
      (b)  Individual Annuity Contract............................................  2
      (c)  (Principal Rewards) Group Annuity Certificate..........................  3
      (d)  (Principal Rewards) Individual Annuity Certificate.....................  3
      (e)  Optional Income Protector Endorsement..................................  14
      (f)  Optional Guaranteed Minimum Accumulation Benefit.......................  7
      (g)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up
           Options................................................................  7
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement......................................................  9
      (i)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement......................................................  11
      (j)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two
           Lives Endorsement......................................................  11
      (k)  Form of Variable Annuity Death Claim Guide.............................  20
(5)   Application for Contract
      (a)  Participant Enrollment Form............................................  3
      (b)  Annuity Application....................................................  3
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation.........................  19
      (b)  Article of Amendment to the Amended and Restated Articles of
           Incorporation..........................................................  19
      (c)  Amended and Restated Bylaws of Depositor...............................  19
(7)   Reinsurance Contract........................................................  13
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement...............  1
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement...........  1

      (c)  Form of American Funds Insurance Series Fund Participation Agreement...  6
      (d)  Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement.....  6
      (e)  Form of Van Kampen Life Investment Trust Fund Participation Agreement..  5
      (f)  Form of BB&T Variable Insurance Fund Participation Agreement...........  9
      (g)  Form of Principal Variable Contracts Funds, Inc. Fund Participation
           Agreement..............................................................  12
      (h)  Form of Franklin Templeton Variable Insurance Products Fund
           Participation Agreement................................................  16
      (i)  Form of Columbia Funds Variable Insurance Trust I Fund Fund
           Participation Agreement................................................  15
      (j)  Form of MTB Group of Funds Fund Participation Agreement................  18
      (k)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement................................................  20
(9)   (a)  Opinion of Counsel and Consent of Depositor............................  4
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company........................................  10
(10)  Consent of Independent Registered Public Accounting Firm....................  Filed Herewith
(11)  Financial Statements Omitted from Item 23...................................  Not Applicable
(12)  Initial Capitalization Agreement............................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled By
           or Under Common Control with SunAmerica Annuity and Life Assurance
           Company, the Depositor of Registrant...................................  20
      (b)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company.....  17
      (c)  Power of Attorney -- American Home Assurance Company...................  16
      (d)  Support Agreement of American International Group, Inc. ...............  8
      (e)  General Guarantee Agreement by American Home Assurance Company.........  8
      (f)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on November 24, 2006...........................................  12


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 1 Incorporated by reference to Initial Registration Statement of File Nos. 333-
   25473 and 811-3859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.

 2 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 00950148-98-000534.

 3 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.

 4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-58234 and 811-03859, filed on July 2, 2001, Accession No. 0000950148-01-501139.

 5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

 6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

 7 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
   No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.

 8 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment
   No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005,
   Accession No. 0000950129-05-008177.

 9 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
   Accession No. 0000950129-05-009343.

10 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.

11 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
   No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.

12 Incorporated by reference to Post-Effective Amendment No. 27 and Amendment
   No. 29, File Nos. 333-58234 and 811-03859, filed on December 12, 2006,
   Accession No. 0000950124-06-007487.

13 Incorporated by reference to Post-Effective Amendment No. 28 and Amendment
   No. 30, File Nos. 333-58234 and 811-03859, filed on April 30, 2007, Accession No. 0000950124-07-002505.

14 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment
   No. 20, File Nos. 333-63511 and 811-09003, filed on April 30, 2007, Accession No. 0000950124-07-002492.

15 Incorporated by reference to Initial Registration Statement of File Nos. 333-
   146429 and 811-08810, filed October 1, 2007, Accession No. 0000950148-07-
   000244.

16 Incorporated by reference to Post-Effective Amendment No. 29 and Amendment
   No. 31, File Nos. 333-58234 and 811-03859, filed on April 30, 2008, Accession No. 0000950148-08-000123.

17 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

18 Incorporated by reference to Post-Effective Amendment No. 28 and Amendment
   No. 30, File Nos. 033-85014 and 811-08810, filed on December 12, 2006,
   Accession No. 0000950124-06-007504.

19 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.

20 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director, Chief Executive Officer
Jana W. Greer(1)                 Director and President
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary


--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-10-001465, filed on February 26, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of October 22, 2010, the number of Polaris Platinum II and Polaris II Platinum Series contracts funded by Variable Separate Account was 29,260 of which 16,613 were qualified contracts and 12,647 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the

Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine
    First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Controller
Joseph D. Neary             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary


--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period") , filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 5th day of November, 2010.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director     November 5, 2010
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director      November 5, 2010
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,           November 5, 2010
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director            November 5, 2010
-----------------------------
JANA W. GREER


*STEWART R. POLAKOV               Senior Vice President & Controller     November 5, 2010
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                      Attorney-in-Fact              November 5, 2010
-----------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and State of New York, on the 1st day of November, 2010.


                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:       /s/ ROBERT S. SCHIMEK
                                            ------------------------------------
                                            ROBERT S. SCHIMEK

                                            CHIEF FINANCIAL OFFICER AND SENIOR
                                            VICE PRESIDENT


This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

KRISTIAN PHILIP MOOR*                   Director and Chairman            November 1, 2010
-----------------------------
KRISTIAN PHILIP MOOR


JOHN QUINLAN DOYLE*                    Director, President and           November 1, 2010
-----------------------------          Chief Executive Officer
JOHN QUINLAN DOYLE


ROBERT S. SCHIMEK*                Director, Chief Financial Officer      November 1, 2010
-----------------------------                    and
ROBERT S. SCHIMEK                       Senior Vice President


                                               Director
-----------------------------
JAMES BRACKEN


                                               Director
-----------------------------
PETER JAMES EASTWOOD


DAVID NEIL FIELDS*                             Director                  November 1, 2010
-----------------------------
DAVID NEIL FIELDS


DAVID LAWRENCE HERZOG*                         Director                  November 1, 2010
-----------------------------
DAVID LAWRENCE HERZOG


                                               Director
-----------------------------
LOUIS PHILIP IGLESIAS


ROBERT EDWARD LEWIS*                           Director                  November 1, 2010
-----------------------------
ROBERT EDWARD LEWIS


                                               Director
-----------------------------
MONIKA MARIA MACHON


                                               Director
-----------------------------
RALPH W. MUCERINO


                                               Director
-----------------------------
CHRISTOPHER LOUIS SPARRO


NICHOLAS CHARLES WALSH*                        Director                  November 1, 2010
-----------------------------
NICHOLAS CHARLES WALSH


MARK TIMOTHY WILLIS*                           Director                  November 1, 2010
-----------------------------
MARK TIMOTHY WILLIS


By:  /s/ ROBERT S. SCHIMEK                 Attorney-in-Fact              November 1, 2010
     ------------------------
     *ROBERT S. SCHIMEK

                                  EXHIBIT INDEX

EXHIBIT NO.                                     DESCRIPTION
-----------                                     -----------
    (10)     Consent of Independent Registered Public Accounting Firm